Benefit Obligations Benefit Obligations (Schedule of Level 3 Fair Value Measurement of Pension Assets Using Significant Unobservable Inputs) (Details) (Unobservable Inputs (Level 3) [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of period	$ 0	$ 26
Unrealized gain (loss)	0	3
Purchases, sales, issuances and settlements, net	0	(29)
Fair value of plan assets at end of period	$ 0	$ 0